Advances to Suppliers and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Advances to Suppliers and Other Current Assets, Net [Abstract]
Schedule of advances to suppliers and other current assets

	December 31,	December 31,
	2019	2018
VAT-input	$69,388	$447,766
Deposits	294,242	1,232,632
Prepaid expense	1,017,531	368,586
Others	72,450	592,898
Total other current assets	1,453,611	2,641,882
Advances to suppliers	3,776,962	2,322,685
Total	5,230,573	4,964,567
Less: allowance for doubtful accounts	(530,818)	(60,277)
Advances to suppliers and other current assets, net	$4,699,755	$4,904,290